Plan Amendments and Plan Merger (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
401(k) Retirement Savings Account Plan
Plan Amendments and Plan Merger
Transfers from The Kroger Co. Savings Plan	$ 2,350,383